INVESTMENT PROPERTIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in investment property [abstract]
Balance at beginning of the year	$ 518	$ 416
Additions, net of disposals	106	3
Fair value adjustments	42	68
Foreign currency translation	(11)	31
Balance at end of the year	$ 655	$ 518
Investment property completed | Transport | Bottom of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate, inputs	6.00%
Investment property completed | Transport | Top of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate, inputs	14.00%
Investment property completed | Data | Bottom of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate, inputs	6.00%
Investment property completed | Data | Top of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate, inputs	8.00%